Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - Cash and Cash Equivalents and Restricted Cash [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash on hand	$ 591,145	$ 541,937
Cash in bank	23,954,145	21,394,485
Subtotal	24,545,290	21,936,422
Restricted cash – current		27,642
Restricted cash – non-current	2,322,790	1,432,738
Subtotal	26,868,080	23,396,802
Cash at banks attributable to discontinued operations	32,132
Cash, cash equivalents, and restricted cash	26,900,212	23,396,802
Cash and cash equivalents in continuing operations	24,545,290	21,936,422
Cash and cash equivalents in discontinued operations	32,132
Cash and cash equivalents presented in consolidated statements of cash flows	$ 24,577,422	$ 21,936,422